   As Filed with the Securities and Exchange Commission on December 30, 2008
                                                           File Nos. 333-114561
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 7

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
             SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                             JOCELYN LIU, ESQUIRE
                        ALLSTATE LIFE INSURANCE COMPANY
                         3100 SANDERS ROAD, SUITE J5B
                             NORTHBROOK, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[_] on December__, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on __________ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                     Note:

Registrant is filing this Post-Effective Amendment No. 7 to Registration Statement No. 333-114561 for the purpose of including in the Registration Statement Supplements. The Prospectus and Statement of Additional Information, including Financial Statements, that were filed as part of Post-Effective Amendment No. 6 with the SEC on April 28, 2008, as supplemented, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                        ALLSTATE LIFE INSURANCE COMPANY
                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                  Supplement, dated December 30, 2008, to the
                       Prospectuses Dated May 1, 2008 for
                 The Putnam Allstate Advisor Variable Annuities

 This supplement amends certain disclosure contained in the above-referenced prospectus for certain variable annuity contracts issued by Allstate Life Insurance Company.

 We have received notice that the Board of Trustees ("Board") of the Putnam Variable Trust has approved the reorganization, on or about February 13, 2009, of the following Funds:

------------------------------------------------------------------------------------------
               Liquidating Fund                               Acquiring Fund
------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund - Class IB   Putnam Investors Fund - Class IB
------------------------------------------------------------------------------------------
Putnam VT Discovery Growth Fund - Class IB       Putnam New Opportunities Fund - Class IB
------------------------------------------------------------------------------------------
Putnam VT New Value Fund - Class IB              Putnam Equity Income Fund - Class IB
------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund - Class IB  Putnam VT Vista Fund - Class IB
------------------------------------------------------------------------------------------

 If you take no action, the Liquidating Fund will merge into the Acquiring Fund on the effective date of the merger. As a result, any Contract Value in your annuity allocated to a Liquidating Fund will be automatically transferred to the corresponding Acquiring Fund at the close of business on the effective date of the merger. You will receive a confirmation of the transaction reflecting this change.

 If you wish to transfer Contract Value corresponding to any of the Liquidating Funds to any other available investment option within your annuity before the effective date of the merger, you may do so without charge and without the transfer being applied against your annual free transfers. If you take no action before the effective date of the merger, during the 60-day period after the merger you may transfer your Contract Value corresponding to an Acquiring Fund to any other available investment option within your annuity without charge and without the transfer being applied against your annual free transfers. Please refer to your prospectus or accessallstate.com for detailed information about available investment options. If you need assistance in choosing investment options, please contact your financial representative.

 If you currently have allocations made to a Liquidating Fund through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, any future allocations will be made to the corresponding Acquiring Fund as of the effective date of the merger. If your most recent allocation instructions directed purchase payments to a Liquidating Fund, your allocation instructions will automatically be updated to direct future allocations to the corresponding Acquiring Fund as of the effective date of the merger.

      Please keep this supplement for future reference together with your prospectuses.

                        ALLSTATE LIFE INSURANCE COMPANY
                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                  Supplement, dated December 30, 2008, to the
                       Prospectuses Dated May 1, 2008 for
                     The Allstate Advisor Variable Annuity
                          Allstate Variable Annuities

 This supplement amends certain disclosure contained in the above-referenced prospectuses for certain variable annuity contracts issued by Allstate Life Insurance Company.

               Putnam VT New Value Fund - Class IB reorganization

 We have received notice that the Board of Trustees ("Board") of the Putnam Variable Trust has approved the reorganization, on or about February 13, 2009 ("Conversion Date"), of the Putnam VT New Value Fund - Class IB (the "Liquidating Fund"), into the Putnam VT Equity Income Fund - Class IB (the "Acquiring Fund"), which will be added as an investment choice to your contract as of February 13, 2009.

 If you take no action, the Liquidating Fund will merge into the Acquiring Fund on the effective date of the merger. As a result, any Contract Value in your annuity that is allocated to the Liquidating Fund will be automatically transferred to the Acquiring Fund at the close of business on the effective date of the merger. You will receive a confirmation of the transaction reflecting this change.

 If you wish to transfer Contract Value corresponding to the Liquidating Fund to any other available investment option within your annuity before the effective date of the merger, you may do so without charge and without the transfer being applied against your annual free transfers. If you take no action before the effective date of the merger, during the 60-day period after the merger you may transfer your Contract Value corresponding to the Acquiring Fund to any other available investment option within your annuity without charge and without the transfer being applied against your annual free transfers. Please refer to your prospectus or accessallstate.com for detailed information about available investment options. If you need assistance in choosing investment options, please contact your financial representative.

 If you currently have allocations made to the Liquidating Fund through automatic additions, automatic portfolio rebalancing, dollar cost averaging or systematic withdrawal programs, any future allocations will be made to the Acquiring Fund as of the effective date of the merger. If your most recent allocation instructions directed premium payments to the Liquidating Fund, your allocation instructions will automatically be updated to direct future allocations to the corresponding Acquiring Fund as of the effective date of the merger.

 Putnam Investment Management, LLC is the investment advisor for the Putnam VT Equity Income Fund - Class IB. The fund's investment objective is to seek capital growth and current income.

      Please keep this supplement for future reference together with your prospectuses.

                        ALLSTATE LIFE INSURANCE COMPANY
                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                   Supplement, dated December 30, 2008 to the
                       Prospectuses Dated May 1, 2008 for
                 The Putnam Allstate Advisor Variable Annuities
                    The Allstate Advisor Variable Annuities
                        The Allstate Variable Annuities

 This supplement should be read and retained with the prospectus for your Contract. If you would like another copy of the prospectus, please call us at 800-390-1277 (for The Putnam Allstate Advisor) or 800-457-7617 (for Allstate Advisor and Allstate Variable Annuities).

 This supplement is being issued to make a change to the "Legal Matters" section of the prospectus.

 The change is as follows:

 Under the section entitled "More Information," the subsection entitled "Legal Matters" is deleted and replaced with the following:

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-Accounts ("Separate Account") are filed in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1)(a) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Life Insurance Company Separate Account A (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-72017) dated February 9, 1999.)

(1)(b) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(1)(c) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing the consolidation of Allstate Life Insurance Company Separate Account A into Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(2) Not Applicable

(3)(a) Underwriting Agreement with ALFS, Inc. (formerly known as Allstate Life Financial Services, Inc.)(Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File
No. 333-72017) dated April 16, 1999.)

(3)(b) Underwriting Agreement with Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(4)(a) Form of Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(4)(b) Form of Earnings Protection Death Benefit Rider (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(c) Form of Amendatory Endorsement to add Free Withdrawal Amount provision (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(4)(d) Form of Death Benefit Change Endorsement (Incorporated herein by reference to Post Effective Amendment No. 6 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 30, 2002.)

(4)(e) Form of Putnam Allstate Advisor Preferred Contract (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(f) Form of Putnam Allstate Advisor Preferred Contract--non-MVA version (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated
June 10, 2002.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(j) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(k) Form of Earnings Protection Death Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(l) Form of Retirement Income Guarantee Rider 1 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(m) Form of Retirement Income Guarantee Rider 2 (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(n) Form of Income Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(o) Form of Spousal Protection Benefit Rider (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(p) Form of Amendatory Endorsement for Charitable Remainder Trust (Series
II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(q) Form of Amendatory Endorsement for Grantor Trust (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No.333-31288) dated June 10, 2002.)

(4)(r) Form of Amendatory Endorsement for Waiver of Charges (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(4)(s) Form of TrueReturn Accumulation Benefit Rider (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(4)(t) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(u) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(4)(v) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File
No. 333-114561) dated December 29, 2004.)

(4)(w) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File
No. 333-114561) dated April 18, 2006.)

(4)(x) Form of SureIncome for Life Withdrawal Benefit Rider Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File
No. 333-114561) dated April 18, 2006.)

(5)(a) Form of Application for Putnam Allstate Advisor Preferred Contract (Incorporated herein by reference to the initial filing of Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 29, 2000.)

(5)(b) Form of Application for Putnam Allstate Advisor Preferred Contracts (Series II) (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated
June 10, 2002.)

(5)(c) Form of Application for Allstate Advisor Contracts (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(5)(d) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(5)(e) Form of Applications for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(5)(f) Form of Application (with TrueBalance) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-114561) dated April 25, 2005.)

(5)(g) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-114561) dated April 18, 2006.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post Effective Amendment No. 5 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.)

(8)(a) Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp., and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(8)(i) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(j) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to the initial filing of the Depositor's Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(k) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(a) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

(9)(b) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 19, 2000.)

(9)(c) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 2 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 26, 2000.)

(9)(d) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post Effective Amendment No. 3 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated February 2, 2001.)

(9)(e) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 7 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated June 10, 2002.)

(9)(f) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 10 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated September 23, 2002.)

(9)(g) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 11 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 22, 2003.)

(9)(h) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Incorporated herein by reference to Post-Effective Amendment No. 12 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated December 19, 2003.)

(9)(i) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-114561) dated April 16, 2004.)

(9)(j) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-114561) dated September 14, 2004.)

(9)(k) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-114561) dated December 29, 2004.)

(9)(l) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, General Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11) Not applicable

(12) Not applicable

(13) Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John C. Lounds, Samuel H. Pilch, John C. Pintozzi, Desiree Rogers, George E. Ruebenson, Eric A. Simonson, Kevin R. Slawin, Douglas B. Welch, Thomas J. Wilson. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal
Business Address          Positions and Offices with Depositor
------------------        -----------------------------------------------------
David Andrew Bird         Director and Senior Vice President

Michael. B. Boyle         Director and Senior Vice President

Don Civgin                Director

Frederick F. Cripe        Director and Executive Vice President

Judith P. Greffin         Director, Senior Vice President, and Chief
                          Investment Officer

Susan L. Lees             Director, Senior Vice President, General Counsel and
                          Secretary

James E. Hohmann          Director, President and Chief Executive
                          Officer

John Carl Lounds          Director and Senior Vice President

John C. Pintozzi          Director, Senior Vice President and
                          Chief Financial Officer

Desiree Rogers            Director and Senior Vice President

George E. Ruebenson       Director, President and Chief Executive Officer

Eric Allen Simonson       Director, Senior Vice President

Kevin Rourke Slawin       Director and Senior Vice President

Douglas B. Welch          Director and Senior Vice President

Thomas Joseph Wilson, II  Director and Chairman of the Board

John Eric Smith                        Senior Vice President

Samuel Henry Pilch                     Group Vice President and Controller

Matthew S. Easley                      Vice President

Karen Cassidy Gardner                  Vice President

Mary Jovita McGinn                     Vice President and Assistant Secretary

Steven C. Verney                       Treasurer

Charles Calvin Baggs                   Assistant Vice President

Darryl L. Baltimore                    Assistant Vice President

James Baumstark                        Assistant Vice President

Karen Burckhardt                       Assistant Vice President

Laura J. Clark                         Assistant Vice President

Errol Cramer                           Assistant Vice President and Appointed
                                       Actuary

Lawrence William Dahl                  Assistant Vice President

Sam DeFrank                            Assistant Vice President - Tax Counsel

Joanne Marie Derrig                    Assistant Vice President and Chief
                                       Privacy Officer

Sarah R. Donahue                       Assistant Vice President

Michael Downing                        Assistant Vice President

Karen C. Duffy                         Assistant Vice President and Assistant
                                       Treasurer

Lisa J. Flanary                        Assistant Vice President

Michael H. Haney                       Assistant Vice President

Keith A. Hauschildt                    Assistant Vice President

Atif Ijaz                              Assistant Vice President

Ronald A. Johnson                      Assistant Vice President

Teresa G. Logue                        Assistant Vice President

Robert L. Park                         Assistant Vice President and Chief
                                       Compliance Officer

Joseph P. Rath                         Assistant Vice President, Assistant
                                       General Counsel and Assistant Secretary

Mario Rizzo                          Assistant Vice President and Assistant
                                     Treasurer

Mary Springberg                      Assistant Vice President

Robert E. Transon                    Assistant Vice President

Timothy Nicholas Vander Pas          Assistant Vice President

Dean Way                             Assistant Vice President and Illustration
                                     Actuary

Richard Zaharias                     Assistant Vice President

Laura R. Zimmerman                   Assistant Vice President

Doris Bryant                         Assistant Secretary

Paul N. Kierig                       Assistant Secretary

The principal business address of Mr. Bird and Mr. Baggs is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 27, 2008 (File #1-11840).

27. NUMBER OF CONTRACT OWNERS

Putnam Allstate Advisor Preferred Variable Annuity Contract:

As of November 30, 2008, there were 674 contracts.

Allstate Advisor Preferred Variable Annuity Contract:

As of November 30, 2008, there were 6,244 contracts.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its directors, officers and controlling persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to Allstate, unless a court determines such person is entitled to such indemnity. Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter, serves as principal underwriter to the following investment companies:

Allstate Financial Advisors Separate Account I
Allstate Life of New York Separate Account A

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address* of
Each Such Person                         Positions and Offices with Underwriter
---------------------------------------  --------------------------------------
Kevin R. Slawin                          Chairman of the Board and Manager

Timothy N. Vander Pas                    President

Karen Cassidy Gardner                    Vice President - Tax

Joseph Patrick Rath                      Vice President, General Counsel and
                                         Secretary

William D. Webb                          Treasurer

Dana Goldstein                           Chief Compliance Officer

DeeAnne Asplin                           Assistant Vice President

Joanne Marie Derrig                      Assistant Vice President and Chief
                                         Privacy Officer

Susan L. Lees                            Assistant Secretary and Manager

Mary Jovita McGinn                       Assistant Secretary

Karen C. Duffy                           Assistant Treasurer

Mario Rizzo                              Assistant Treasurer

Steven Carl Verney                       Assistant Treasurer

* The principal business address of the forgoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

Allstate Distributors

None

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. The principal underwriter of the Separate Account I (Allstate Distributors) is located at 3100 Sanders Road, Northbrook, Illinois 60062. Each company maintains those accounts and records required to be maintained pursuant to
Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988,from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 30th day of December, 2008.

                                            ALLSTATE FINANCIAL ADVISORS
                                                 SEPARATE ACCOUNT I
                                                    (REGISTRANT)

                                        BY: ALLSTATE LIFE INSURANCE COMPANY
                                                    (DEPOSITOR)

                                           By:         /s/ Susan L. Lees
                                                --------------------------------
                                                         Susan L. Lees
                                                Senior Vice President, Secretary
                                                      and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 30th day of December, 2008.


*/DAVID A. BIRD         Director and Senior Vice President
---------------------
David A. Bird

*/MICHAEL B. BOYLE      Director and Senior Vice President
---------------------
Michael B. Boyle

*/DON CIVGIN            Director
---------------------
Don Civgin

*/FREDERICK F. CRIPE    Director and Executive Vice President
---------------------
Frederick F. Cripe

*/JUDITH P. GREFFIN     Director, Senior Vice President and Chief Investment
---------------------   Officer

/s/ SUSAN L. LEES       Director, Senior Vice President, Secretary, and General
---------------------   Counsel
Susan L. Lees

*/JOHN C. LOUNDS        Director and Senior Vice President
---------------------
John C. Lounds

*/SAMUEL H. PILCH        Controller and Group Vice President (Principal
----------------------   Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI       Director, Senior Vice President and Chief Financial
----------------------   Officer (Principal Financial Officer)
John C. Pintozzi

*/ DESIREE ROGERS        Director and Senior Vice President
----------------------
Desiree Rogers

*/GEORGE E. REUBENSON    Director, President and Chief Executive Officer
----------------------   (Principal Executive Officer)
George E. Reubenson

*/ERIC A. SIMONSON       Director and Senior Vice President
----------------------
Eric A. Simonson

*/KEVIN R. SLAWIN        Director and Senior Vice President
----------------------
Kevin R. Slawin

*/DOUGLAS B. WELCH       Director and Senior Vice President
----------------------
*/Douglas B. Welch

*/THOMAS J. WILSON II    Director and Chairman of the Board
----------------------
Thomas J. Wilson II

*/ By Susan L. Lees, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No. Exhibit
----------- ------------------------------------------------------------------

    9(l) Opinion and Consent of Susan L. Lees, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered.

    10      Consent of independent registered public accounting firm

    13 Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin, Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, John
            C. Lounds, Samuel H. Pilch, John C. Pintozzi, Desiree Rogers, George E. Ruebenson, Eric A. Simonson, Kevin R. Slawin, Douglas B. Welch, Thomas J. Wilson